JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 2.1%
RTX Corp.	558	73,943
Textron, Inc.	376	27,184
		101,127
Automobile Components — 0.6%
Gentex Corp.	1,345	31,336
Banks — 11.4%
Bank of America Corp.	3,929	163,943
Comerica, Inc.	394	23,236
Fifth Third Bancorp	1,515	59,404
First Citizens BancShares, Inc., Class A	46	85,514
First Horizon Corp.	1,369	26,593
Truist Financial Corp.	909	37,413
Wells Fargo & Co.	2,154	154,615
		550,718
Beverages — 1.8%
Constellation Brands, Inc., Class A	82	14,970
PepsiCo, Inc.	485	72,731
		87,701
Biotechnology — 4.8%
AbbVie, Inc.	550	115,269
BioMarin Pharmaceutical, Inc. *	334	23,601
Neurocrine Biosciences, Inc. *	125	13,847
Regeneron Pharmaceuticals, Inc.	126	79,532
		232,249
Broadline Retail — 0.2%
Amazon.com, Inc. *	50	9,561
Building Products — 1.3%
Carrier Global Corp.	1,016	64,391
Capital Markets — 1.4%
Ameriprise Financial, Inc.	57	27,747
CME Group, Inc.	92	24,247
Jefferies Financial Group, Inc.	298	15,957
		67,951
Chemicals — 2.3%
Axalta Coating Systems Ltd. *	1,002	33,253
Chemours Co. (The)	2,818	38,129
FMC Corp.	488	20,579
Linde plc	43	20,063
		112,024
Consumer Finance — 0.8%
Discover Financial Services	214	36,522
Consumer Staples Distribution & Retail — 3.7%
BJ's Wholesale Club Holdings, Inc. *	375	42,763

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group Co. *	1,145	90,076
Walmart, Inc.	518	45,485
		178,324
Containers & Packaging — 2.0%
Ball Corp.	1,203	62,644
Silgan Holdings, Inc.	687	35,112
		97,756
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,692	47,852
Verizon Communications, Inc.	2,236	101,435
		149,287
Electric Utilities — 2.3%
Edison International	767	45,187
Southern Co. (The)	281	25,853
Xcel Energy, Inc.	546	38,621
		109,661
Electrical Equipment — 3.7%
Eaton Corp. plc	167	45,338
Emerson Electric Co.	490	53,770
nVent Electric plc	674	35,305
Regal Rexnord Corp.	398	45,367
		179,780
Electronic Equipment, Instruments & Components — 0.6%
TD SYNNEX Corp.	284	29,510
Entertainment — 0.6%
Walt Disney Co. (The)	293	28,894
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	184	97,724
Block, Inc. *	109	5,907
Corpay, Inc. *	279	97,345
Fidelity National Information Services, Inc.	324	24,216
Fiserv, Inc. *	114	25,201
MGIC Investment Corp.	244	6,047
		256,440
Food Products — 1.1%
Lamb Weston Holdings, Inc.	350	18,665
Mondelez International, Inc., Class A	533	36,163
		54,828
Health Care Equipment & Supplies — 1.9%
Medtronic plc	507	45,537
Zimmer Biomet Holdings, Inc.	425	48,140
		93,677

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 9.4%
Cardinal Health, Inc.	558	76,821
Cigna Group (The)	317	104,404
CVS Health Corp.	221	14,986
Elevance Health, Inc.	109	47,512
Humana, Inc.	298	78,769
Labcorp Holdings, Inc.	135	31,332
UnitedHealth Group, Inc.	192	100,815
		454,639
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	335	30,996
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp. *	783	15,298
DraftKings, Inc., Class A *	318	10,538
		25,836
Household Durables — 1.9%
DR Horton, Inc.	183	23,213
Mohawk Industries, Inc. *	506	57,828
Toll Brothers, Inc.	89	9,379
		90,420
Industrial Conglomerates — 0.5%
3M Co.	167	24,489
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	1,846	39,618
Lineage, Inc. (a)	225	13,167
		52,785
Insurance — 4.5%
Arch Capital Group Ltd.	463	44,505
Arthur J Gallagher & Co.	161	55,557
Chubb Ltd.	164	49,580
Oscar Health, Inc., Class A *	2,901	38,027
Travelers Cos., Inc. (The)	107	28,370
		216,039
Life Sciences Tools & Services — 0.5%
Bruker Corp.	574	23,967
Machinery — 1.4%
AGCO Corp.	231	21,414
Gates Industrial Corp. plc *	2,482	45,692
		67,106
Media — 1.6%
Comcast Corp., Class A	2,104	77,625

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — 1.2%
Alcoa Corp.	913	27,856
Steel Dynamics, Inc.	231	28,917
		56,773
Multi-Utilities — 0.6%
Dominion Energy, Inc.	540	30,278
Oil, Gas & Consumable Fuels — 2.8%
ConocoPhillips	291	30,545
Exxon Mobil Corp.	645	76,696
Hess Corp.	183	29,299
		136,540
Passenger Airlines — 1.5%
Copa Holdings SA, Class A (Panama)	104	9,587
Southwest Airlines Co.	1,852	62,204
		71,791
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	1,549	94,450
Professional Services — 0.8%
Genpact Ltd.	626	31,547
TransUnion	115	9,542
		41,089
Real Estate Management & Development — 0.4%
Zillow Group, Inc., Class C *	265	18,200
Residential REITs — 1.9%
American Homes 4 Rent, Class A	1,219	46,116
Equity LifeStyle Properties, Inc.	673	44,875
		90,991
Specialized REITs — 4.6%
American Tower Corp.	367	79,819
Digital Realty Trust, Inc.	474	67,903
SBA Communications Corp.	343	75,507
		223,229
Specialty Retail — 1.3%
Best Buy Co., Inc.	238	17,535
Murphy USA, Inc.	99	46,228
		63,763
Technology Hardware, Storage & Peripherals — 2.1%
Seagate Technology Holdings plc	425	36,124
Western Digital Corp. *	1,632	65,987
		102,111
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc.	284	18,248

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Tobacco — 3.1%
Philip Morris International, Inc.	940	149,172
Trading Companies & Distributors — 1.8%
AerCap Holdings NV (Ireland)	694	70,921
WESCO International, Inc.	91	14,054
		84,975
Total Common Stocks (Cost $4,363,397)		4,717,249
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c) (Cost $87,606)	87,581	87,607
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c) (Cost $278)	278	278
Total Short-Term Investments (Cost $87,884)		87,885
Total Investments — 99.2% (Cost $4,451,281)		4,805,134
Other Assets in Excess of Liabilities — 0.8%		40,371
NET ASSETS — 100.0%		4,845,505

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 is $268.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,805,134	$—	$—	$4,805,134

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$127,054	$2,344,269	$2,383,734	$17	$1	$87,607	87,581	$3,508	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	2,000	106,281	108,004	1	—	278	278	208	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.31% (a) (b)	1,210	14,734	15,944	—	—	—	—	16	—
Total	$130,264	$2,465,284	$2,507,682	$18	$1	$87,885		$3,732	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.